Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2014
MML American Funds International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MML American Funds® International Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth of assets.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Reflects the combined expenses of the Master International Fund and the Fund. The Fund has a management fee of .15%, Rule 12b-1 Fees of .25% and other expenses of .34%. The Master International Fund has a management fee of .49% and other expenses of .05%.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Master Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Master Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in Service Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective through a “master-feeder” relationship. The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – International Fund (the “Master International Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company managed by Capital Research and Management Company (“Capital Research”) with substantially the same investment objective. The Master International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that Capital Research believes have the potential for growth. Although the Master International Fund focuses on investments in medium- to large-capitalization companies, the Master International Fund’s investments are not limited to a particular capitalization size. The Master International Fund may hold a portion of its assets in cash or cash equivalents.

Capital Research uses a system of multiple portfolio managers in managing the Master International Fund’s assets. Under this approach, the portfolio of the Master International Fund is divided into segments managed by individual portfolio managers who decide how their respective segments will be invested.

		The Master International Fund relies on the professional judgment of its investment adviser, Capital Research, to make decisions about the Master International Fund’s portfolio investments. The basic investment philosophy of Capital Research is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Capital Research believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers, and competitors. Securities may be sold when Capital Research believes that they no longer represent relatively attractive investment opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund, which the Fund is exposed to through its investment in the Master International Fund. You have the potential to make money by investing in the Fund, but you can also lose money. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, the Master International Fund, or both.

Cash Position Risk The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, impositions of economic sanctions or restrictions on the exchange or export of foreign currency, volatility due to political, social or economic instability, and tax increases. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates. Investments in foreign currencies themselves (directly or through derivatives transactions) may be highly volatile and may create investment leverage.

Growth Company Risk The prices of growth securities are often more sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Master-Feeder Structure Risk Other feeder funds may also invest in the Master Fund, including larger feeder funds with more voting power than the Fund over the operations of a Master Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the Fund.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including exchange-traded funds, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

		Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Risk Lose Money [Text]	rr_RiskLoseMoney	You have the potential to make money by investing in the Fund, but you can also lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class I shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that provides a comparison relevant to the Fund’s allocation to developed markets, excluding the United States and Canada (MSCI EAFE® Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Performance for periods prior to the Fund’s inception date (08/15/08) is based on the performance of the Master International Fund, adjusted to reflect the fees and expenses of Service Class I shares of the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Service Class I shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that provides a comparison relevant to the Fund’s allocation to developed markets, excluding the United States and Canada (MSCI EAFE® Index).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that provides a comparison relevant to the Fund’s allocation to developed markets, excluding the United States and Canada (MSCI EAFE® Index).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Service Class I Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	2Q '09,	24.38%	Lowest Quarter:	3Q '11,	-21.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
MML American Funds International Fund | Service Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[1],[2]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.24%	[1],[3]
1 Year	rr_ExpenseExampleYear01	$ 126
3 Years	rr_ExpenseExampleYear03	402
5 Years	rr_ExpenseExampleYear05	698
10 Years	rr_ExpenseExampleYear10	$ 1,542
2004	rr_AnnualReturn2004	18.84%
2005	rr_AnnualReturn2005	20.95%
2006	rr_AnnualReturn2006	18.53%
2007	rr_AnnualReturn2007	19.48%
2008	rr_AnnualReturn2008	(39.99%)
2009	rr_AnnualReturn2009	42.63%
2010	rr_AnnualReturn2010	6.82%
2011	rr_AnnualReturn2011	(14.36%)
2012	rr_AnnualReturn2012	17.38%
2013	rr_AnnualReturn2013	21.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
One Year	rr_AverageAnnualReturnYear01	21.09%
Five Years	rr_AverageAnnualReturnYear05	13.15%
Ten Years	rr_AverageAnnualReturnYear10	8.52%
MML American Funds International Fund | MSCI® ACWI® ex-USA (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.29%
Five Years	rr_AverageAnnualReturnYear05	12.81%
Ten Years	rr_AverageAnnualReturnYear10	7.57%
MML American Funds International Fund | MSCI EAFE Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	22.78%
Five Years	rr_AverageAnnualReturnYear05	12.44%
Ten Years	rr_AverageAnnualReturnYear10	6.91%

[1]	Reflects the combined expenses of the Master International Fund and the Fund. The Fund has a management fee of .15%, Rule 12b-1 Fees of .25% and other expenses of .34%. The Master International Fund has a management fee of .49% and other expenses of .05%.
[2]	Because Total Annual Fund Operating Expenses include Master Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Master Fund fees and expenses.
[3]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Master Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through April 30, 2015, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .70%. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.